Document and Entity Information	Feb. 26, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	MGE Energy, Inc.
Entity Central Index Key	0001161728
Document Type	8-K
Document Period End Date	Feb. 26, 2020
Amendment Flag	false
Trading Symbol	MGEE
Entity Emerging Growth Company	false
Security Exchange Name	NASDAQ
Security 12b Title	Common Stock, $1 Par Value Per Share
Entity Tax Identification Number	39-2040501
Entity File Number	000-49965
Entity Address Address Line1	133 South Blair Street
Entity Address City Or Town	Madison
Entity Address State Or Province	WI
Entity Address Postal Zip Code	53788
City Area Code	608
Local Phone Number	252-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Incorporation State Country Code	WI
MGE [Member]
Document And Entity Information [Line Items]
Entity Registrant Name	Madison Gas and Electric Company
Entity Central Index Key	0000061339
Entity Emerging Growth Company	false
Entity Tax Identification Number	39-0444025
Entity File Number	000-1125
Entity Address Address Line1	133 South Blair Street
Entity Address City Or Town	Madison
Entity Address State Or Province	WI
Entity Address Postal Zip Code	53788
City Area Code	608
Local Phone Number	252-7000
Entity Incorporation State Country Code	WI